Loans and advances to customers (Details - Analysis of changes in expected losses by stage) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Opening Balance	R$ 23,899,551
Ending balance	29,010,323	R$ 23,899,551
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,250,187
Ending balance	16,194,722	11,250,187
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Opening Balance	35,596,293
Ending balance	48,251,180	35,596,293
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,799,890
Ending balance	15,262,178	11,799,890
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,250,187
Ending balance	16,194,722	11,250,187
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,236,791
Ending balance	12,113,979	8,236,791
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,968,591
Ending balance	4,293,595	3,968,591
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Opening Balance	340,834
Ending balance	386,706	340,834
Loans and advances to customers | Stage 1 [Member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	32,145,958	27,106,305
Transfer to Stage 2	5,968,334	3,440,035
Transfer to Stage 3	148,073	1,761
Transfer from Stage 2	3,322,254	1,305,195
Transfer from Stage 3	333,531	5,999
Decrease through derecognition, financial assets	15,792,115	18,324,254
Write-off for loss	0	0
Constitution (Reversal)	29,706,036	25,494,509
Ending balance	43,599,257	32,145,958
Loans and advances to customers | Stage 1 [Member] | Credit Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,330,639	8,073,708
Transfer to Stage 2	2,059,872	1,054,480
Transfer to Stage 3	4,344	17
Transfer from Stage 2	953,890	87,965
Transfer from Stage 3	11	5,099
Decrease through derecognition, financial assets	3,939,625	3,708,957
Write-off for loss	0	0
Constitution (Reversal)	7,958,020	6,927,321
Ending balance	13,238,719	10,330,639
Loans and advances to customers | Stage 1 [Member] | Real Estate loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	10,196,928	7,931,469
Transfer to Stage 2	2,749,864	1,668,387
Transfer to Stage 3	54,611	756
Transfer from Stage 2	1,904,999	995,158
Transfer from Stage 3	27,313	738
Decrease through derecognition, financial assets	1,313,109	1,315,562
Write-off for loss	0	0
Constitution (Reversal)	6,710,051	4,254,268
Ending balance	14,721,707	10,196,928
Loans and advances to customers | Stage 1 [Member] | Personal loans [Member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	7,389,879	6,533,589
Transfer to Stage 2	896,366	565,236
Transfer to Stage 3	81,871	988
Transfer from Stage 2	365,517	191,527
Transfer from Stage 3	306,207	162
Decrease through derecognition, financial assets	2,672,050	2,608,266
Write-off for loss	0	0
Constitution (Reversal)	6,643,332	3,839,091
Ending balance	11,054,648	7,389,879
Loans and advances to customers | Stage 1 [Member] | Business loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,887,678	3,829,413
Transfer to Stage 2	253,434	151,932
Transfer to Stage 3	6,504	0
Transfer from Stage 2	97,848	30,545
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	7,475,653	9,906,660
Write-off for loss	0	0
Constitution (Reversal)	7,947,542	10,086,312
Ending balance	4,197,477	3,887,678
Loans and advances to customers | Stage 1 [Member] | Rural loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	340,834	738,126
Transfer to Stage 2	8,798	0
Transfer to Stage 3	743	0
Transfer from Stage 2	0	0
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	391,678	784,809
Write-off for loss	0	0
Constitution (Reversal)	447,091	387,517
Ending balance	386,706	340,834
Loans and advances to customers | Stage 2 [Member] | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,418,540	1,252,146
Transfer to Stage 1		1,305,195
Transfer to Stage 2	3,322,254
Transfer to Stage 3	3,450,053	3,324,938
Transfer from Stage 1		3,440,035
Transfer from Stage 2	5,968,334
Transfer from Stage 3	174,628	563,689
Decrease through derecognition, financial assets	2,139,634	1,990,743
Write-off for loss	0	0
Constitution (Reversal)	3,031,562	2,783,546
Ending balance	1,681,123	1,418,540
Loans and advances to customers | Stage 2 [Member] | Credit Card | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	281,503	405,996
Transfer to Stage 1		87,965
Transfer to Stage 2	953,890
Transfer to Stage 3	1,983,034	2,074,372
Transfer from Stage 1		1,054,480
Transfer from Stage 2	2,059,872
Transfer from Stage 3	3,317	0
Decrease through derecognition, financial assets	1,867,666	1,335,185
Write-off for loss	0	0
Constitution (Reversal)	3,052,606	2,318,549
Ending balance	592,708	281,503
Loans and advances to customers | Stage 2 [Member] | Real Estate loans | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	835,131	515,047
Transfer to Stage 1		995,158
Transfer to Stage 2	1,904,999
Transfer to Stage 3	871,454	721,566
Transfer from Stage 1		1,668,387
Transfer from Stage 2	2,749,864
Transfer from Stage 3	123,379	476,245
Decrease through derecognition, financial assets	108,391	92,913
Write-off for loss	0	0
Constitution (Reversal)	(17,046)	(14,911)
Ending balance	806,484	835,131
Loans and advances to customers | Stage 2 [Member] | Personal loans [Member] | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	257,816	317,462
Transfer to Stage 1		191,527
Transfer to Stage 2	365,517
Transfer to Stage 3	456,076	447,409
Transfer from Stage 1		565,236
Transfer from Stage 2	896,366
Transfer from Stage 3	43,127	83,657
Decrease through derecognition, financial assets	149,933	554,117
Write-off for loss	0	0
Constitution (Reversal)	10,205	484,514
Ending balance	235,988	257,816
Loans and advances to customers | Stage 2 [Member] | Business loans | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	44,090	10,200
Transfer to Stage 1		30,545
Transfer to Stage 2	97,848
Transfer to Stage 3	134,442	78,128
Transfer from Stage 1		151,932
Transfer from Stage 2	253,434
Transfer from Stage 3	4,805	3,787
Decrease through derecognition, financial assets	9,893	8,528
Write-off for loss	0	0
Constitution (Reversal)	(14,203)	(4,628)
Ending balance	45,943	44,090
Loans and advances to customers | Stage 2 [Member] | Rural loans | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0	3,441
Transfer to Stage 1		0
Transfer to Stage 2	0
Transfer to Stage 3	5,047	3,463
Transfer from Stage 1		0
Transfer from Stage 2	8,798
Transfer from Stage 3	0	0
Decrease through derecognition, financial assets	3,751	0
Write-off for loss	0	0
Constitution (Reversal)	0	22
Ending balance	0	0
Loans and advances to customers | Stage 3 [Member] | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	2,031,795	1,425,850
Transfer to Stage 1		5,999
Transfer to Stage 2	333,531	563,689
Transfer to Stage 3	174,628
Transfer from Stage 1		1,761
Transfer from Stage 2	148,073	3,324,938
Transfer from Stage 3	3,450,053
Decrease through derecognition, financial assets	1,165,038	876,643
Write-off for loss	(1,769,598)	(1,607,554)
Constitution (Reversal)	783,674	333,131
Ending balance	2,970,800	2,031,795
Loans and advances to customers | Stage 3 [Member] | Credit Card | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	1,187,748	981,573
Transfer to Stage 1		5,099
Transfer to Stage 2	11	0
Transfer to Stage 3	3,317
Transfer from Stage 1		17
Transfer from Stage 2	4,344	2,074,372
Transfer from Stage 3	1,983,034
Decrease through derecognition, financial assets	410,419	546,766
Write-off for loss	(1,370,682)	(1,317,366)
Constitution (Reversal)	40,054	1,017
Ending balance	1,430,751	1,187,748
Loans and advances to customers | Stage 3 [Member] | Real Estate loans | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	218,128	137,052
Transfer to Stage 1		738
Transfer to Stage 2	27,313	476,245
Transfer to Stage 3	123,379
Transfer from Stage 1		756
Transfer from Stage 2	54,611	721,566
Transfer from Stage 3	871,454
Decrease through derecognition, financial assets	306,416	136,123
Write-off for loss	(2,876)	(22,505)
Constitution (Reversal)	(17,678)	(5,635)
Ending balance	666,531	218,128
Loans and advances to customers | Stage 3 [Member] | Personal loans [Member] | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	589,096	287,693
Transfer to Stage 1		162
Transfer to Stage 2	306,207	83,657
Transfer to Stage 3	43,127
Transfer from Stage 1		988
Transfer from Stage 2	81,871	447,409
Transfer from Stage 3	456,076
Decrease through derecognition, financial assets	418,467	191,843
Write-off for loss	(352,827)	(244,125)
Constitution (Reversal)	816,928	372,793
Ending balance	823,343	589,096
Loans and advances to customers | Stage 3 [Member] | Business loans | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	36,823	16,141
Transfer to Stage 1		0
Transfer to Stage 2	0	3,787
Transfer to Stage 3	4,805
Transfer from Stage 1		0
Transfer from Stage 2	6,504	78,128
Transfer from Stage 3	134,442
Decrease through derecognition, financial assets	23,983	1,911
Write-off for loss	(43,213)	(16,704)
Constitution (Reversal)	(55,593)	(35,044)
Ending balance	50,175	36,823
Loans and advances to customers | Stage 3 [Member] | Rural loans | Lifetime expected credit losses [member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	0	3,391
Transfer to Stage 1		0
Transfer to Stage 2	0	0
Transfer to Stage 3	0
Transfer from Stage 1		0
Transfer from Stage 2	743	3,463
Transfer from Stage 3	5,047
Decrease through derecognition, financial assets	5,753	0
Write-off for loss	0	6,854
Constitution (Reversal)	(37)	0
Ending balance	0	0
Loans and advances to customers | Consolidated stages [Member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	35,596,293	29,784,301
Decrease through derecognition, financial assets	19,096,787	21,191,640
Write-off for loss	(1,769,598)	(1,607,554)
Constitution (Reversal)	33,521,272	28,611,186
Ending balance	48,251,180	35,596,293
Loans and advances to customers | Consolidated stages [Member] | Credit Card | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,799,890	9,461,277
Decrease through derecognition, financial assets	6,217,710	5,590,908
Write-off for loss	(1,370,682)	(1,317,366)
Constitution (Reversal)	11,050,680	9,246,887
Ending balance	15,262,178	11,799,890
Loans and advances to customers | Consolidated stages [Member] | Real Estate loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	11,250,187	8,583,568
Decrease through derecognition, financial assets	1,727,916	1,544,598
Write-off for loss	(2,876)	(22,505)
Constitution (Reversal)	6,675,327	4,233,722
Ending balance	16,194,722	11,250,187
Loans and advances to customers | Consolidated stages [Member] | Personal loans [Member] | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	8,236,791	7,138,744
Decrease through derecognition, financial assets	3,240,450	3,354,226
Write-off for loss	(352,827)	(244,125)
Constitution (Reversal)	7,470,465	4,696,398
Ending balance	12,113,979	8,236,791
Loans and advances to customers | Consolidated stages [Member] | Business loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	3,968,591	3,855,754
Decrease through derecognition, financial assets	7,509,529	9,917,099
Write-off for loss	(43,213)	(16,704)
Constitution (Reversal)	7,877,746	10,046,640
Ending balance	4,293,595	3,968,591
Loans and advances to customers | Consolidated stages [Member] | Rural loans | Provision for expected loss
Disclosure of detailed information about financial instruments [line items]
Opening Balance	340,834	744,958
Decrease through derecognition, financial assets	401,182	784,809
Write-off for loss	0	6,854
Constitution (Reversal)	447,054	387,539
Ending balance	R$ 386,706	R$ 340,834